UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period:  October 31, 2014

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS – 95.4%
	ASSET-BACKED SECURITIES – 95.4%
$2,000,000	Acis CLO 2014-3 Ltd. (Cayman Islands) 2.740%, 2/1/20261, 2, 3	$1,864,815
2,000,000	Adams Mill CLO Ltd. (Cayman Islands) 3.697%, 7/15/20261, 2, 3	1,860,986
1,000,000	ALM VI Ltd. (Cayman Islands) 4.984%, 6/14/20231, 2, 3	1,001,436
1,550,000	AMMC CLO XII Ltd. (Cayman Islands) 5.233%, 5/10/20251, 2, 3	1,381,301
3,000,000	Anchorage Capital CLO 2014-5A B Ltd. (Cayman Islands) 5.464%, 10/15/20261, 2, 3	2,898,000
2,000,000	Apidos CDO 2012-11X D (Cayman Islands) 4.478%, 1/17/2023	1,977,133
6,700,000	Apidos CLO XI (Cayman Islands) 4.478%, 1/17/20231, 2, 3	6,623,397
2,760,000	Apidos CLO XIV (Cayman Islands) 3.731%, 4/15/20251, 2, 3	2,593,586
1,750,000	Apidos CLO XV (Cayman Islands) 3.481%, 10/20/20251, 2, 3	1,620,662
6,000,000	Atrium CDO Corp. (Cayman Islands) 6.231%, 10/23/20221, 2, 3	5,990,400
4,000,000	Atrium IX (Cayman Islands) 3.738%, 2/28/20241, 2, 3	3,812,895
3,000,000	Atrium X (Cayman Islands) 3.729%, 7/16/20251, 2, 3	2,855,291
	Atrium XI (Cayman Islands)
1,500,000	5.335%, 10/23/20251, 2, 3	1,384,859
1,000,000	6.285%, 10/23/20251, 2, 3	906,422
	Avalon IV Capital Ltd. (Cayman Islands)
7,750,000	4.078%, 4/17/20231, 2, 3	7,724,653
2,000,000	5.828%, 4/17/20231, 2, 3	1,959,433
4,750,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.484%, 5/15/20231, 2, 3	4,747,625
5,000,000	Babson CLO Ltd. 2013-I (Cayman Islands) 3.731%, 4/20/20251, 2, 3	4,712,511
6,000,000	Babson CLO Ltd. 2014-I (Cayman Islands) 3.680%, 7/20/20251, 2, 3	5,666,774
3,000,000	Babson CLO Ltd. 2014-II (Cayman Islands) 3.866%, 10/17/20261, 2, 3	2,855,945
4,250,000	Babson CLO Ltd. 2014-III (Cayman Islands) 3.680%, 1/15/20261, 2, 3	4,000,950
	Battalion CLO V Ltd. (Cayman Islands)
2,000,000	3.720%, 4/17/20261, 2, 3	1,866,066
3,000,000	4.970%, 4/17/20261, 2, 3	2,645,879

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Battalion CLO VII Ltd. (Cayman Islands) 0.000%, 10/17/20261, 2, 3	$4,715,500
5,000,000	Benefit Street Partners CLO V Ltd. (Cayman Islands) 3.550%, 10/20/20261, 2, 3	4,712,500
2,500,000	Birchwood Park CLO Ltd. (Cayman Islands) 3.684%, 7/15/20261, 2, 3	2,333,935
6,000,000	Blue Hill CLO Ltd. (Cayman Islands) 3.731%, 1/15/20261, 2, 3	5,584,548
1,510,000	BlueMountain CLO 2012-1 Ltd. (Cayman Islands) 5.731%, 7/20/20231, 2, 3	1,443,138
2,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.782%, 1/22/20251, 2, 3	1,875,400
4,000,000	BlueMountain CLO 2013-3 Ltd. (Cayman Islands) 2.083%, 10/29/20251, 2, 3	3,864,406
2,250,000	BlueMountain CLO Ltd. (Cayman Islands) 4.231%, 8/16/20221, 2, 3	2,247,544
4,500,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (Cayman Islands) 3.934%, 7/27/20261, 2, 3	4,267,197
	Catamaran CLO 2013-1 Ltd. (Cayman Islands)
7,000,000	3.984%, 1/27/20251, 2, 3	6,658,400
2,000,000	5.234%, 1/27/20251, 2, 3	1,806,350
4,000,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 3.481%, 4/20/20261, 2, 3	3,646,504
3,000,000	Catamaran CLO 2014-2 Ltd. (Cayman Islands) 3.733%, 10/18/20261, 2, 3	2,776,500
4,510,000	Cent CLO 17 (Cayman Islands) 6.233%, 1/30/20251, 2, 3	4,325,664
3,000,000	Cent CLO 19 Ltd. (Cayman Islands) 5.183%, 10/29/20251, 2, 3	2,694,221
	Cent CLO 22 Ltd. (Cayman Islands)
5,000,000	3.983%, 11/7/20261, 3	4,771,000
1,500,000	6.633%, 11/7/20261, 3	1,354,800
2,500,000	CIFC Funding 2011-I Ltd. (Cayman Islands) 3.331%, 1/19/20231, 2, 3	2,466,755
2,000,000	CIFC Funding 2012-I Ltd. (Cayman Islands) 6.486%, 8/14/20241, 3	1,999,921
	CIFC Funding 2014-IV Ltd. (Cayman Islands)
5,000,000	3.685%, 10/17/20261, 2, 3	4,612,500
2,000,000	5.135%, 10/17/20261, 2, 3	1,755,695
2,750,000	Dryden 30 Senior Loan Fund (Cayman Islands) 3.434%, 11/15/20251, 2, 3	2,566,467
3,800,000	Dryden XXII Senior Loan Fund (Cayman Islands) 4.231%, 1/15/20221, 2, 3	3,838,885
	Dryden XXIII Senior Loan Fund (Cayman Islands)

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,520,000	6.231%, 7/17/20231, 2, 3	$2,500,128
1,750,000	7.231%, 7/17/20231, 2, 3	1,731,962
5,750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) 6.134%, 11/15/20231, 2, 3	5,629,375
4,100,000	Flatiron CLO 2011-1 Ltd. (Cayman Islands) 3.831%, 1/15/20231, 2, 3	4,072,676
	Flatiron CLO 2013-1 Ltd. (Cayman Islands)
6,000,000	3.828%, 1/17/20261, 2, 3	5,670,708
500,000	5.128%, 1/17/20261, 2, 3	451,950
	Flatiron CLO 2014-1 Ltd. (Cayman Islands)
4,000,000	3.536%, 7/17/20261, 2, 3	3,692,000
2,000,000	5.236%, 7/17/20261, 2, 3	1,812,800
2,250,000	Flatiron CLO Ltd. (Cayman Islands) 5.734%, 10/25/20241, 2, 3	2,170,109
2,600,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.231%, 4/20/20231, 2, 3	2,557,178
	Greywolf CLO II Ltd. (Cayman Islands)
4,700,000	4.061%, 4/15/20251, 2, 3	4,504,010
500,000	4.931%, 4/15/20251, 2, 3	446,464
	Greywolf CLO III Ltd. (Cayman Islands)
3,000,000	2.277%, 4/22/20261, 2, 3	2,915,087
5,000,000	3.830%, 4/22/20261, 2, 3	4,709,054
2,100,000	5.327%, 4/22/20261, 2, 3	1,899,920
1,000,000	5.977%, 4/22/20261, 2, 3	871,572
2,000,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 3.934%, 3/14/20221, 2, 3	1,996,815
3,250,000	ING IM CLO 2012-2 Ltd. (Cayman Islands) 6.331%, 10/15/20221, 2, 3	3,245,775
	Jamestown CLO I Ltd. (Cayman Islands)
1,810,000	4.238%, 11/5/20241, 2, 3	1,766,856
2,860,000	5.738%, 11/5/20241, 2, 3	2,730,857
1,000,000	Jamestown CLO II Ltd. (Cayman Islands) 5.982%, 1/22/20251, 2, 3	948,023
1,000,000	Jamestown CLO III Ltd. (Cayman Islands) 3.531%, 1/15/20261, 2, 3	920,156
5,000,000	Jamestown CLO IV Ltd. (Cayman Islands) 3.734%, 7/15/20261, 2, 3	4,633,540
2,250,000	Limerock CLO II Ltd. (Cayman Islands) 3.407%, 4/18/20261, 2, 3	2,053,667
2,950,000	Madison Park Funding VIII Ltd. (Cayman Islands) 2.432%, 4/22/20221, 3	2,943,683
5,000,000	Madison Park Funding XIV Ltd. (Cayman Islands) 3.831%, 7/20/20261, 2, 3	4,765,461

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Marathon CLO VI Ltd. (Cayman Islands) 2.274%, 5/13/20251, 2, 3	$4,843,750
4,500,000	Marine Park CLO Ltd. (Cayman Islands) 5.981%, 5/18/20231, 2, 3	4,361,282
4,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 3.530%, 4/12/20241, 2, 3	3,649,448
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
3,000,000	3.988%, 10/15/20261, 3	2,783,279
1,000,000	5.568%, 10/15/20261, 3	899,851
3,000,000	Mountain View Funding CLO 2006-1 Ltd. (Cayman Islands) 4.631%, 4/15/20191, 2, 3	2,921,746
5,000,000	Neuberger Berman CLO XII Ltd. (Cayman Islands) 6.484%, 7/25/20231, 3	4,962,500
	Neuberger Berman CLO XV (Cayman Islands)
2,000,000	3.481%, 10/15/20251, 2, 3	1,826,000
2,000,000	4.831%, 10/15/20251, 2, 3	1,742,940
500,000	Neuberger Berman CLO XVI Ltd. (Cayman Islands) 3.581%, 4/15/20261, 2, 3	457,546
2,000,000	Neuberger Berman CLO XVII Ltd. (Cayman Islands) 3.781%, 8/4/20251, 2, 3	1,849,422
4,000,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 3.733%, 3/22/20231, 2, 3	4,010,176
1,000,000	OHA Credit Partners VII Ltd. (Cayman Islands) 4.232%, 11/20/20231, 2, 3	983,479
3,500,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.831%, 7/23/20251, 2, 3	3,325,509
1,500,000	OZLM Funding III Ltd. (Cayman Islands) 5.232%, 1/22/20251, 2, 3	1,356,798
1,750,000	OZLM Funding IV Ltd. (Cayman Islands) 3.432%, 7/22/20251, 2, 3	1,593,943
	OZLM Funding Ltd. (Cayman Islands)
5,000,000	5.232%, 7/22/20231, 2, 3	5,025,404
3,000,000	4.586%, 10/30/20231, 2, 3	2,998,200
3,500,000	OZLM Funding V Ltd. (Cayman Islands) 3.728%, 1/17/20261, 2, 3	3,239,098
5,000,000	OZLM VI Ltd. (Cayman Islands) 3.730%, 4/17/20261, 2, 3	4,616,954
3,000,000	OZLM VII Ltd. (Cayman Islands) 3.855%, 7/17/20261, 2, 3	2,784,340
2,000,000	OZLM VIII Ltd. (Cayman Islands) 5.225%, 10/17/20261, 2, 3	1,774,146
5,000,000	Race Point V CLO Ltd. (Cayman Islands) 6.234%, 12/15/20221, 2, 3	5,030,956

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Seneca Park CLO Ltd. (Cayman Islands) 3.724%, 7/17/20261, 2, 3	$2,813,996
3,250,000	Sudbury Mill CLO Ltd. (Cayman Islands) 3.728%, 1/17/20261, 2, 3	3,004,845
1,650,000	Symphony CLO VII Ltd. (Cayman Islands) 3.433%, 7/28/20211, 2, 3	1,651,791
2,950,000	Symphony CLO X Ltd. (Cayman Islands) 5.481%, 7/23/20231, 2, 3	2,955,888
	TICP CLO I Ltd. (Cayman Islands)
3,000,000	3.534%, 4/26/20261, 2, 3	2,738,799
1,500,000	4.734%, 4/26/20261, 2, 3	1,290,851
3,000,000	TICP CLO II Ltd. (Cayman Islands) 3.531%, 7/20/20261, 2, 3	2,741,820
5,000,000	Trinitas CLO I Ltd. (Cayman Islands) 2.131%, 4/15/20261, 2, 3	4,800,910
3,000,000	Venture X CLO Ltd. (Cayman Islands) 3.888%, 2/28/20241, 2, 3	2,794,975
4,000,000	Voya CLO 2014-2 Ltd. (Cayman Islands) 3.527%, 7/17/20261, 2, 3	3,696,866
3,550,000	West CLO 2012-1 Ltd. (Cayman Islands) 6.736%, 10/30/20231, 2, 3	3,557,974
5,500,000	West CLO 2013-1 Ltd. (Cayman Islands) 5.137%, 11/7/20251, 2, 3	4,878,626
2,000,000	West CLO 2014-1 Ltd. (Cayman Islands) 3.683%, 7/18/20261, 2, 3	1,831,102
		326,703,885
	TOTAL BONDS (Cost $331,640,022)	326,703,885

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	iShares iBoxx $Investment Grade Corporate Bond ETF
250	Exercise Price: $118.00, Expiration Date: December 20, 2014*	23,750
250	Exercise Price: $118.00, Expiration Date: November 22, 2014*	10,000
		33,750
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $41,607)	33,750

	TOTAL INVESTMENTS – 95.4% (Cost $331,681,629)	326,737,635

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Value

Other Assets in Excess of Liabilities – 4.6%	15,818,289

TOTAL NET ASSETS – 100.0%	$342,555,924

Number of Contracts

WRITTEN OPTIONS CONTRACTS – 0.0%
CALL OPTIONS – 0.0%
iShares iBoxx $Investment Grade Corporate Bond ETF
(500)	Exercise Price: $121.00, Expiration Date: November 22, 2014*	$—
—

PUT OPTIONS – 0.0%
iShares iBoxx $Investment Grade Corporate Bond ETF
(500)	Exercise Price: $113.00, Expiration Date: November 22, 2014*	—
—

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $12,712)	$—

*	Non-income producing security.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

2	Callable.
3	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of Octboer 31, 2014 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Counterparty/ Reference Entity	Pay/a Receive Fixed Rate	Fixed Rate	Expiration Date	Ccy	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan
AK Steel Corp.	Pay	5.00%	9/20/19		$1,000,000	$15,000	$7,210
Alcoa, Inc.	Pay	1.00	12/20/19		1,500,000	31,370	(6,004)
Markit CDX.NA
High Yield Series 22 Index	Receive	5.00	6/20/19		1,980,000	137,138	22,213
Staples, Inc.	Pay	1.00	12/20/19		1,500,000	77,128	(14,770)
SunGard Data Systems, Inc.	Receive	5.00	6/20/19		1,500,000	141,018	(3,755)
SUPERVALU, Inc.	Pay	5.00	6/20/19		1,000,000	(54,059)	(34,747)
TOTAL SWAP CONTRACTS						$347,595	$(29,853)

a
If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”).  This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014.  Cash and the investment portfolio of the Private Funds with a fair value of $93,730,031 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes.  A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value.  The notional value will be used to segregate liquid assets for selling protection on credit default swaps.  If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(d) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At October 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$331,681,629

Gross unrealized appreciation	$197,081
Gross unrealized depreciation	(5,141,075)

Net unrealized depreciation on investments	$(4,943,994)

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bonds**	$-	$326,703,885	$-	$326,703,885
Purchased Options Contracts	33,750	-	-	33,750
Other Financial Instruments***
Credit Default Swaps	-	29,423	-	29,423
Total Assets	$33,750	$326,733,308	$-	$326,767,058

Palmer Square Income Plus Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

Liabilities
Investments
Written Options Contracts	$-	$-	$-	$-
Other Financial Instruments***
Credit Default Swaps	-	59,276	-	59,276
Total Liabilities	$-	$59,276	$-	$59,276

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/30/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/30/14